Related parties transactions (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jul. 31, 2025 AUD ($)	Jun. 30, 2025 AUD ($) shares	Nov. 30, 2024 shares
DisclosureOfRelatedPartiesTransactionsLineItem [Line Items]
Shares issued | shares	65,000					65,000	1,140,388
Outstanding director fees	$ 1,068,458		$ 1,097,786	$ 535,371
Owned subsidiaries percentage	100.00%	100.00%
MrLangton [Member]
DisclosureOfRelatedPartiesTransactionsLineItem [Line Items]
Aggregate amount to be owed	$ 228,355
Extinguished converted amount	$ 125,000					$ 211,194
MrLangton [Member] | Nonadjusting Events After Reporting Period [Member]
DisclosureOfRelatedPartiesTransactionsLineItem [Line Items]
Extinguished converted amount					$ 17,161
MrLangton [Member] | Snowflower Holdings Pty Ltd [Member]
DisclosureOfRelatedPartiesTransactionsLineItem [Line Items]
Shares issued | shares	500,000					500,000
Number of performance share rights | shares	1,184,211					1,184,211
MrTaylor [Member]
DisclosureOfRelatedPartiesTransactionsLineItem [Line Items]
Aggregate amount to be owed	$ 328,808
Extinguished converted amount	125,000					$ 211,194
Short-term loans	240,000
Expense reimbursements	26,308
Outstanding director fees	$ 62,500
MrTaylor [Member] | Nonadjusting Events After Reporting Period [Member]
DisclosureOfRelatedPartiesTransactionsLineItem [Line Items]
Extinguished converted amount					$ 117,614.30
MrTaylor [Member] | Nalaroo Holdings Pty Ltd [Member]
DisclosureOfRelatedPartiesTransactionsLineItem [Line Items]
Shares issued | shares	500,000					500,000
Number of performance share rights | shares	493,421					493,421
Mr hart member
DisclosureOfRelatedPartiesTransactionsLineItem [Line Items]
Number of performance share rights | shares	230,263					230,263
Aggregate amount to be owed	$ 98,460
Short-term loans	48,000
Outstanding director fees	$ 50,460
Mr Williams [Member]
DisclosureOfRelatedPartiesTransactionsLineItem [Line Items]
Outstanding director fees		$ 25,000
Mr Corbett [Member]
DisclosureOfRelatedPartiesTransactionsLineItem [Line Items]
Shares issued | shares	500,000					500,000
Number of performance share rights | shares	131,579					131,579
Outstanding director fees	$ 7,500
Mr Paolone [Member]
DisclosureOfRelatedPartiesTransactionsLineItem [Line Items]
Shares issued | shares	500,000					500,000
Number of performance share rights | shares	131,579					131,579
Outstanding director fees	$ 7,500
Mr Liriano [Member]
DisclosureOfRelatedPartiesTransactionsLineItem [Line Items]
Shares issued | shares	200,000					200,000
Number of performance share rights | shares	131,579					131,579
Outstanding director fees	$ 7,500
Mr Piedra [Member]
DisclosureOfRelatedPartiesTransactionsLineItem [Line Items]
Shares issued | shares	200,000					200,000
Number of performance share rights | shares	131,579					131,579
Outstanding director fees	$ 2,500
Mr. Langton [Member]
DisclosureOfRelatedPartiesTransactionsLineItem [Line Items]
Number of performance share rights | shares	230,263					230,263